PROPERTY, PLANT AND EQUIPMENT (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Accumulated [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	€ (391)		€ (318)
Additions Property Plant And Equipment	(86)		(126)
Derecognitions Property Plant And Equipment			53
Property, plant and equipment at end of period	(477)		(391)
At cost [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	844		649
Additions Property Plant And Equipment	50		248
Derecognitions Property Plant And Equipment			(53)
Property, plant and equipment at end of period	894		844
Carrying [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	453		331
Additions Property Plant And Equipment	(36)		122
Derecognitions Property Plant And Equipment
Property, plant and equipment at end of period	417		453
Machinery [member] | Accumulated [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	(387)		(314)
Additions Property Plant And Equipment	(86)	[1]	(126)	[2]
Derecognitions Property Plant And Equipment			53
Property, plant and equipment at end of period	(473)		(387)
Machinery [member] | At cost [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	834		639
Additions Property Plant And Equipment	50		248
Derecognitions Property Plant And Equipment			(53)
Property, plant and equipment at end of period	884		834
Other assets [member] | Accumulated [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	(4)		(4)
Additions Property Plant And Equipment
Derecognitions Property Plant And Equipment
Property, plant and equipment at end of period	(4)		(4)
Other assets [member] | At cost [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	10		10
Additions Property Plant And Equipment
Derecognitions Property Plant And Equipment
Property, plant and equipment at end of period	€ 10		€ 10

[1]	The difference between the depreciation expense disclosed in Note 6 and Note 13 arises from using different FX rates: year-end rates for statement of financial position and average rates for statement of operations.
[2]	These figures are not presented in thousands of euros.